GENERAL (Acquisition of Lioli Ceramica Pvt Ltd) (Narrative) (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 05, 2020 USD ($)	Oct. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($) shares	Dec. 31, 2025 Country shares	Jun. 30, 2024
Business Acquisition [Line Items]
Number of countries in which entity sells products | Country				60
Lioli Ceramica Pvt Ltd [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	55.00%
Total net consideration	$ 13,574
Purchased additional shares | shares		14,475,338	10,699,162	1,900,000
Purchased additional share amount		$ 1,900	$ 1,600
Lioli Ceramica Pvt Ltd [Member] | Lioli [Member]
Business Acquisition [Line Items]
Ownership interest, percentage		100.00%	80.70%	100.00%	80.70%